STOCKHOLDERS' EQUITY (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Outstanding options, Number of shares outstanding		8,058,788	7,698,711		7,131,211
Outstanding options, Weighted-average remaining contractual life (in years)	3 years 4 months 24 days	3 years 10 months 24 days
Outstanding options, Weighted-average exercise price	$ 0.29	$ 0.29 [1]	$ 0.29	[1]	$ 0.30
Exercisable options, Number of shares exercisable	6,985,038	6,358,788
Exercisable options, Weighted-average remaining contractual life (in years)	2 years 9 months 18 days	3 months 7 days
Exercisable options, Weighted-average exercise price	2 years 9 months 18 days	3 months 7 days
Exercisable options, Intrinsic value of in-the-money options	$ 94,603	$ 38,026
Exercise Price 0.14 - 0.28 [Member]
Outstanding options, Number of shares outstanding		5,498,963
Outstanding options, Weighted-average remaining contractual life (in years)		3 years 8 months 12 days
Outstanding options, Weighted-average exercise price		$ 0.20
Exercisable options, Number of shares exercisable		4,592,713
Exercisable options, Weighted-average remaining contractual life (in years)		2 years 8 months 12 days
Exercisable options, Weighted-average exercise price		2 years 8 months 12 days
Exercise Price 0.36 - 0.64 [Member]
Outstanding options, Number of shares outstanding		2,559,825
Outstanding options, Weighted-average remaining contractual life (in years)		4 years 4 months 24 days
Outstanding options, Weighted-average exercise price		$ 0.48
Exercisable options, Number of shares exercisable		1,766,075
Exercisable options, Weighted-average remaining contractual life (in years)		4 years 2 months 12 days
Exercisable options, Weighted-average exercise price		4 years 2 months 12 days

[1]	Note: A portion of the forfeitures in 2017 and the 2016 expirations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.